HELLENIC REPUBLIC BANK SUPPORT PLAN	12 Months Ended
Dec. 31, 2015
Hellenic Republic Bank Support Plan [Abstract]
Hellenic Republic Bank Support Plan

NOTE 18: HELLENIC REPUBLIC BANK SUPPORT PLAN

We participate in the Hellenic Republic Bank Support Plan as follows:

Pillar I—Preference share facility

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70 million redeemable preference shares at a par value of 5.00 Euro each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with Greek Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank's Board of Directors certified that the Greek State fully covered the said issue of preferred shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of six-month Euribor plus 130 basis points. On May 25, 2009, the Board of Directors' minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350 million.

On December 22, 2011, the Extraordinary General Meeting of the Bank's Shareholders approved a) the share capital increase by EUR 1,000 million through the issue of additional 200 million redeemable preference shares at a nominal value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State, in accordance with the Greek Law 3723/2008 and b) the revocation of the decision of the Extraordinary General Meeting of the Bank's Shareholders held on November 26, 2010 regarding the repurchase by the Bank of the 70 million redeemable preference shares in favor of the Greek State, in accordance with the Greek Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200 million redeemable preference shares at a nominal value of 5.00 Euro each.

As a result of Cabinet Act 45/07.12.2015 (see also Note 33), all the 270,000,000 outstanding preference shares issued in favor of the Greek State, in accordance with the Greek Law 3723/2008 were converted into 1,305,000,000 ordinary shares, which were received by the HFSF.

Therefore, following the above there are no under Greek Law 3723/2008 preference shares outstanding. Please also refer to Note 33.

Pillar II—Government guaranteed borrowings facility
Under the government-guaranteed borrowings facility, as of December 31, 2015 we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	May 2, 2013	May 3, 2016	4,500	Three-month Euribor plus 1,200 bps	Quarterly
Variable Rate Notes	October 19, 2015	April 19, 2016	2,600	Six-month Euribor plus 800 bps	Semi-annually
Variable Rate Notes	July 29, 2015	January 29, 2016	1,075	Six-month Euribor plus 800 bps	Semi-annually
Variable Rate Notes	October 19, 2015	January 19, 2016	1,500	Three-month Euribor plus 800 bps	Quarterly
Total			9,675

Subsequent to December 31, 2015, under the same Pillar the Bank issued the following note:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	April 21, 2016	April 21, 2017	3,000	Three-month Euribor plus 900 bps	Quarterly
Total as of April 30, 2016			3,000

Additionally, on April 15, 2016, under the same Pillar the Bank partially cancelled the following note:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Variable Rate Notes	May 2, 2013	May 3, 2016	3,000	Three-month Euribor plus 1,200 bps	Quarterly
Total as of April 30, 2016			3,000

The notes described above have been issued by the Bank, are guaranteed by the Hellenic Republic and are held by the Bank and therefore, are not presented as liabilities on the consolidated balance sheet. For the guarantees provided by the Hellenic Republic, an annual fee is payable by the Bank to the Hellenic Republic. This fee ranges from 104 to 115 basis points (depending on the notes) and is calculated on the nominal amount of the notes issued, prorated for the period the notes are outstanding.

Pillar III—Debt instruments issued by the Public Debt Management Agency

On August 6, 2013, September 16, 2013 and July 17, 2014 the Bank received from Public Debt Management Agency, new three-year zero coupon special Greek government bonds of EUR 787 million, EUR 60 million and EUR 1,262 million, respectively, collateralized with customer loans. These bonds can only be used as collateral for financing and therefore are reflected in off-balance sheet items.

On March 30, 2016, the Bank cancelled the aforementioned notes under Pillar III.